Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENT [Abstract]
Fair Value of Financial Instruments

		Fair value measurement at reporting date using (in thousands)
Items	As of December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$10,388	$—	$10,388	$—
Restricted time deposits	424,674	—	424,674	—
Short-term investments	2,827	—	2,827	—

Total	$437,889	$—	$437,889	$—

		Fair value measurement at reporting date using (in thousands)
Items	As of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$178,059	$—	$178,059	$—
Restricted time deposits	246,599	—	246,599	—
Short-term investments	51,720	—	51,720	—

Total	$476,378	$—	$476,378	$—